Liquidity (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2013
Liquidity Details Narrative
Cash and cash equivalents	$ 281,000		$ 1,926,000
Accounts receivable	882,000		1,620,000
Accounts payable	2,272,000		2,023,000
Accumulated deficit			182,469,000
Non-cash gain for decreases in valuation of warrants	$ 4,069,000	$ 3,887,000